COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
December 31, 2013	$ 113,892
December 31, 2014	28,680
Total	142,572
New Lease Agreement
December 31, 2013	17,362
December 31, 2014	61,331
December 31, 2015	71,402
December 31, 2016	$ 30,064